Offerings	Mar. 10, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance under the Kodiak AI, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	9,084,526
Proposed Maximum Offering Price per Unit	8.61
Maximum Aggregate Offering Price	$ 78,217,768.86
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,801.88
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Common Stock (the "Common Stock") of Kodiak AI, Inc. (the "Registrant") that become issuable under the Registrant's 2025 Equity Incentive Plan (the "2025 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. The amount registered represents shares of Common Stock automatically reserved on January 1, 2026 for issuance upon the exercise or settlement of awards that may be granted under the 2025 Plan, which increase is provided for in the 2025 Plan. The proposed maximum offering price per unit is estimated solely for purposes of this offering in accordance with Rule 457(h) and Rule 457(c) of the Securities Act based on the average of the high and low price per share of the Common Stock, as reported on the Nasdaq Global Market on March 5, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance under the Kodiak AI, Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	1,816,905
Proposed Maximum Offering Price per Unit	7.32
Maximum Aggregate Offering Price	$ 13,299,744.60
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,836.70
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this Registration Statement shall also cover any additional shares of Common Stock of the Registrant that become issuable under the Registrant's 2025 Employee Stock Purchase Plan (the "2025 ESPP") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock. The amount registered represents shares of Common Stock automatically reserved on January 1, 2026 for issuance under the 2025 ESPP, which increase is provided for in the 2025 ESPP. The proposed maximum offering per price unit is estimated solely for purposes of this offering in accordance with Rule 457(h) and Rule 457(c) of the Securities Act based on 85% of the average of the high and low price per share of the Common Stock, as reported on the Nasdaq Global Market on March 5, 2026. Pursuant to the 2026 ESPP, the purchase price of the shares of Common Stock will be 85% of the closing price, as reported on the Nasdaq Global Market on certain dates as set forth in the 2026 ESPP.